Computation of Basic and Diluted Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Computation Of Earnings Per Share Line Items
Net income attributable to ordinary shareholders - basic		174,887	114,832	207,814
Amounts allocated to preferred shares for participating rights to dividends				7,937
Net income attributable to ordinary shareholders - diluted		174,887	114,832	215,751
Weighted average ordinary shares outstanding - basic	243,284,332	243,284,332	241,928,286	198,517,280
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	3,696,669	3,696,669	4,252,916	6,201,302
Preferred shares				29,762,312
Weighted average ordinary shares outstanding - diluted	246,981,001	246,981,001	246,181,202	234,480,894
Basic earnings per share	$ 0.12	0.72	0.47	1.05
Diluted earnings per share	$ 0.11	0.71	0.47	0.92